Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Rivian Automotive, Inc. / DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41042
Entity Tax Identification Number	47-3544981
Entity Address, Address Line One	14600 Myford Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92606
City Area Code	888
Local Phone Number	748-4261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	RIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001874178
Amendment Flag	false